Financial Instruments (Schedule of Sensitivity Analysis) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2001
Disclosure of detailed information about financial instruments [line items]
Equity	₪ 1,880	₪ 1,887	₪ 1,677	₪ 1,405	₪ 486
Profit (loss) for the year	₪ (170)	₪ (107)	₪ (64)
Increase in consumer price index [Member]
Disclosure of detailed information about financial instruments [line items]
Change	2.00%	2.00%
Equity	₪ (20)	₪ (15)
Profit (loss) for the year	₪ (20)	₪ (15)
Increase in consumer price index [Member]
Disclosure of detailed information about financial instruments [line items]
Change	1.00%	1.00%
Equity	₪ (10)	₪ (8)
Profit (loss) for the year	₪ (10)	₪ (8)
Decrease in consumer price index [Member]
Disclosure of detailed information about financial instruments [line items]
Change	(1.00%)	(1.00%)
Equity	₪ 10	₪ 8
Profit (loss) for the year	₪ 10	₪ 8
Decrease in consumer price index [Member]
Disclosure of detailed information about financial instruments [line items]
Change	(2.00%)	(2.00%)
Equity	₪ 20	₪ 15
Profit (loss) for the year	₪ 20	₪ 15